Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments

Note 3: Investments

Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at June 30, 2019 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,741	$272	$-	$9,013
Domestic corporate securities	16,479	732	-	17,211
Residential mortgage-backed securities	237	15	-	252
Foreign corporate securities	3,998	97	-	4,095

Total debt securities	$29,455	$1,116	$-	$30,571

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2018 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,744	$-	$(521)	$8,223
Domestic corporate securities	16,476	188	(9)	16,655
Residential mortgage-backed securities	639	14	-	653
Foreign corporate securities	3,997	44	(3)	4,038

Total debt securities	$29,856	$246	$(533)	$29,569

No investments were non-income producing during the three and six months ended June 30, 2019 or 2018.

The amortized cost and estimated fair values of investments in debt securities at June 30, 2019, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$3,006	$3,045
Due after one year through ten years	17,470	18,259
Due after ten years	8,742	9,014
Residential mortgage-backed securities	237	253

Total debt securities	$29,455	$30,571

Net Investment Income

Sources of investment income for the three and six months ended June 30 are summarized as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2019	2018	2019	2018

Gross investment income:
Debt securities	$256	$76	$513	$154
Cash and cash equivalents	189	99	351	166

Total gross investment income	445	175	864	320
Investment expenses	(12)	(5)	(25)	(10)

Net investment income	$433	$170	$839	$310

Net Realized Investment Gains

Proceeds from the sale of debt securities were $338 for the three and six months ended June 30, 2019 that resulted in a realized investment gain of $17. There were no sales or transfers of debt securities for the three and six months ended June 30, 2018 that resulted in a realized investment gain or loss.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis. When the fair value drops below the Company’s cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

•	The existence of any plans to sell the investment security.
•	The extent to which fair value is less than book value.
•	The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).
•	The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.
•	The Company’s intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.
•	The Company’s ability to recover all amounts due according to the contractual terms of the agreements.
•	The Company’s collateral position in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk. The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income (loss). If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

For securitized debt securities, the Company considers factors including residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows involves judgment and includes both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Management has completed a review for other-than-temporarily impaired securities at June 30, 2019 and 2018 and recorded no OTTI. As a result of the subjective nature of these estimates, however, provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develops. Consistent with the Company’s practices, OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts.

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at June 30, 2019 and December 31, 2018 were as follows:

	June 30, 2019	December 31, 2018

Debt securities	$1,116	$(287)
Deferred income taxes	(234)	61

Net unrealized investment gains (losses)	$882	$(226)

At June 30, 2019, the Company did not own any debt securities in an unrealized loss position. At December 31, 2018, the Company owned one debt security with a fair value of $8,223 in an unrealized loss position of $521 for more than twelve months; and two debt securities with a fair value of $1,986 in an unrealized loss position of $12 for less than 12 months.

Embedded Derivatives

The Company issues single premium deferred index annuity and flexible premium deferred variable and index linked annuity contracts that contain embedded derivatives. Such embedded derivatives are separated from their host contracts and recorded at fair value. The fair value of the embedded derivatives, which are reported as part of assets on deposit and policyholder account balances in the balance sheets, were an asset of $748,164 and a liability of $748,164 as of June 30, 2019 and an asset of $524,178 and a liability of $524,178 as of December 31, 2018. The increase (decrease) in fair value related to embedded derivatives from the date of deposit was $34,023, and $171,918 for the three and six months ended June 30, 2019 and $31,554 and $10,510 for the three and six months ended June 30, 2018. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these amounts are ceded and do not impact the unaudited condensed statement of operations and comprehensive income (loss).

Note 3: Investments

Debt Securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2018 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,744	$–	$(521)	$8,223
Domestic corporate securities	16,476	188	(9)	16,655
Residential mortgage-backed securities	639	14	–	653
Foreign corporate securities	3,997	44	(3)	4,038

Total debt securities	$29,856	$246	$(533)	$29,569

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2017 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$9,052	$5	$(103)	$8,954
Residential mortgage-backed securities	1,598	115	–	1,713

Total debt securities	$10,650	$120	$(103)	$10,667

No investments were non-income producing in 2018 or 2017.

The amortized cost and estimated fair values of investments in debt securities at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due after one year through ten years	$20,473	$20,693
Due after ten years	8,744	8,223
Residential mortgage-backed securities	639	653

Total debt securities	$29,856	$29,569

Net Investment Income

Sources of investment income for the years ended December 31 are summarized as follows:

	2018	2017	2016

Gross investment income:
Debt securities	$368	$321	$363
Cash and cash equivalents	452	217	53

Total gross investment income	820	538	416
Investment expenses	(58)	(21)	(40)

Net investment income	$762	$517	$376

Net Realized Investment Gains

Proceeds from the sale of debt securities were $651 in 2018. There were no sales or transfers of debt securities in 2017 and 2016 that resulted in a realized investment gain or loss.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based largely on the fair value of an investment security relative to its cost basis. When the fair value drops below the Company’s cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

•	The existence of any plans to sell the investment security.

•	The extent to which fair value is less than book value.

•	The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

•	The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions.

•	The Company’s intent and ability to retain the investment for a period of time sufficient to allow for an anticipated recovery in fair value.

•	The Company’s ability to recover all amounts due according to the contractual terms of the agreements.

•	The Company’s collateral position in the case of bankruptcy or restructuring.

A debt security is considered other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s anticipated holding period of the security. If a credit loss exists, but the Company does not intend to sell the impaired debt security and is not more likely than not to be required to sell before recovery, it is required to bifurcate the impairment into the loss that is attributable to credit and non-credit related risk. The credit portion of the OTTI is the difference between the present value of the expected future cash flows and amortized cost. Only the estimated credit loss amount is recognized in earnings, with the remainder of the loss amount recognized in other comprehensive income (loss). If the Company intends to sell, at the time this determination is made, the Company records a realized loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new cost basis. In determining whether an unrealized loss is expected to be other than temporary, the Company considers, among other factors, any plans to sell the security, the severity of impairment, financial position of the issuer, recent events affecting the issuer’s business and industry sector, credit ratings, and the ability of the Company to hold the investment until the fair value has recovered at least its cost basis.

For securitized debt securities, the Company considers factors including residential property changes in value that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral.

For certain securitized financial assets with contractual cash flows, the Company is required to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an OTTI charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows involves judgment and includes both quantitative and qualitative factors. Such determinations incorporate various information and assessments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Management has completed a review for other-than-temporarily impaired securities at December 31, 2018, 2017 and 2016 and recorded no OTTI. As a result of the subjective nature of these estimates, however, provisions may subsequently be determined to be necessary as new facts emerge and a greater understanding of economic trends develops. Consistent with the Company’s practices, OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts.

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

	2018	2017	2016

Debt securities	$(287)	$17	$(498)
Deferred income taxes	61	(6)	175

Net unrealized investment gains (losses)	$(226)	$11	$(323)

At December 31, 2018, the Company owned three debt securities with a fair value of $10,209 in an unrealized investment loss position. Of these, one with a fair value of $8,223 have been in an unrealized loss position for twelve or more months. The $521 unrealized loss for debt securities with a loss period 12 months or greater represents an 6.0% price impairment. The remaining two securities have a fair value of $1,986 and have been in an unrealized loss for under 12 months. The $12 unrealized loss for debt securities with a loss period less than 12 months represents an 0.6% price impairment. The total fair value of debt securities, which reflect an unrealized loss at December 31, 2018 and which are rated investment grade, is $10,209 or 100.0% of the total fair value of all debt securities which reflect an unrealized loss at December 31, 2018. For these purposes investment grade is defined by the Company to be securities rated BBB or greater.

Embedded Derivatives

The Company issues single premium deferred index annuity and flexible premium variable and index linked deferred annuity contracts that contain embedded derivatives. Such embedded derivatives are separated from their host contracts and recorded at fair value. The fair value of the embedded derivatives, which are reported as part of assets on deposit and policyholder account balances in the balance sheets, were an asset of $524,178 and a liability of $524,178 as of December 31, 2018 and an asset of $471,192 and a liability of $471,192 as of December 31, 2017. The increase (decrease) in fair value related to embedded derivatives from the date of deposit was ($45,101), $136,078 and $49,225 for the years ended December 31, 2018, 2017 and 2016, respectively. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these amounts are ceded and do not impact the statement of operations and comprehensive income (loss).

Assets Designated/Securities on Deposit

Iowa law requires that assets equal to a life insurer’s “legal reserve” must be designated for the Iowa Department of Commerce, Insurance Division. The legal reserve is equal to the net present value of all outstanding policies and contracts involving life contingencies. At December 31, 2018 and 2017, debt securities and cash with a carrying value of $27,621 and $8,694, respectively, were accordingly designated for Iowa. Other regulatory jurisdictions require cash and securities to be deposited for the benefit of policyholders. Pursuant to these requirements, securities with a fair value of $1,998 and $2,024 were on deposit with other regulatory jurisdictions as of December 31, 2018 and 2017, respectively.